LEASES	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
LEASES
7.	LEASES

	Year ended December 31, 2020	Year ended December 31, 2019
Balance, beginning of the year	$2,644,967	$3,222,380
Additions to lease liabilities	2,121,305	—
Termination of lease liabilities	(33,804)	—
Interest on lease liabilities	253,978	206,986
Lease payments	(955,431)	(784,399)

Balance, end of the year	$4,031,015	$2,644,967

Less: current portion	(777,586)	(558,960)

Balance, end of the year	$3,253,429	$2,086,007

The leases are for office space and vehicle leases that extend to 2025 and 2022, respectively. The discount rates applied to the leases for office spaces and vehicles are 7.50% and 6.74%, respectively. In addition to the lease payments the Company pays $449,987 annually related to operating costs and realty taxes of the leased office spaces. The amount is reassessed annually based on actual costs incurred.
Minimum future lease payments relating to the leased assets are as follows:

2021	1,526,829
2022	1,414,423
2023	1,373,937
2024	1,346,127
2025	1,227,448

Total	$6,888,764

In addition to the leased assets above the Company engages drilling companies to carry out its drilling programs on its exploration and evaluation properties. The drilling companies provide all required equipment for these drilling programs. These contracts are short-term in nature and the Company has elected not to recognize right-of-use
assets and associated lease liabilities in respect to these contracts but rather to recognize lease payments associated with these leases as incurred over the lease term. Payments to drilling companies in the year ended December 31, 2020 were $2,304,575 (December 31, 2019—$16,239,540).